intangible assets and goodwill	6 Months Ended
Jun. 30, 2020
intangible assets and goodwill
intangible assets and goodwill

18  intangible assets and goodwill

(a)  Intangible assets and goodwill, net

							Intangible
							assets with
		Intangible assets subject to amortization					indefinite lives
		Customer contracts,								Total
		related customer		Access to	Assets			Total		intangible
		relationships and		rights-of-way	under		Spectrum	intangible		assets and
(millions)	Note	subscriber base [1]	Software	and other	construction	Total	licences	assets	Goodwill [1,2]	goodwill
AT COST
As at January 1, 2020		$1,032	$5,870	$135	$254	$7,291	$9,937	$17,228	$5,673	$22,901
Additions		—	42	1	281	324	—	324	—	324
Additions arising from business acquisitions	(b)	735	20	47	—	802	9	811	772	1,583
Dispositions, retirements and other (including capitalized interest)	9	48	(333)	(29)	—	(314)	17	(297)	—	(297)
Assets under construction put into service		—	232	—	(232)	—	—	—	—	—
Net foreign exchange differences		37	2	—	—	39	—	39	51	90
As at June 30, 2020		$1,852	$5,833	$154	$303	$8,142	$9,963	$18,105	$6,496	$24,601
ACCUMULATED AMORTIZATION
As at January 1, 2020		$285	$4,028	$71	$—	$4,384	$—	$4,384	$364	$4,748
Amortization		97	322	3	—	422	—	422	—	422
Dispositions, retirements and other		(13)	(334)	3	—	(344)	—	(344)	—	(344)
Net foreign exchange differences		12	1	—	—	13	—	13	—	13
As at June 30, 2020		$381	$4,017	$77	$—	$4,475	$—	$4,475	$364	$4,839
NET BOOK VALUE
As at December 31, 2019		$747	$1,842	$64	$254	$2,907	$9,937	$12,844	$5,309	$18,153
As at June 30, 2020		$1,471	$1,816	$77	$303	$3,667	$9,963	$13,630	$6,132	$19,762
(1)	The opening balance of software and goodwill have been adjusted as set out in (c).
(2)	Accumulated amortization of goodwill is amortization recorded prior to 2002; there are no accumulated impairment losses in the accumulated amortization of goodwill.

As at June 30, 2020, our contractual commitments for the acquisition of intangible assets totalled $48 million over a period ending December 31, 2024 (December 31, 2019 – $45 million over a period ending December 31, 2024).

(b)  Business acquisitions

Competence Call Center

On January 31, 2020, we acquired 100% of Competence Call Center, a provider of higher-value-added business services with a focus on customer relationship management and content moderation. The acquisition is complementary to, and was made with a view to growing, our existing lines of business and has been consolidated with our TELUS International (Cda) Inc. subsidiary.

The primary factor that contributed to the recognition of goodwill was the earnings capacity of the acquired business in excess of the net tangible and intangible assets acquired (such excess arising from the acquired workforce and the benefits of acquiring an established business). The amount assigned to goodwill is not expected to be deductible for income tax purposes.

Individually immaterial transactions

During the six-month period ended June 30, 2020, we acquired 100% ownership of businesses complementary to our existing lines of business. The primary factor that gave rise to the recognition of goodwill was the earnings capacity of the acquired businesses in excess of the net tangible and intangible assets acquired (such excess arising from the low level of tangible assets relative to the earnings capacities of the businesses). A portion of the amounts assigned to goodwill may be deductible for income tax purposes.

Acquisition-date fair values

Acquisition-date fair values assigned to the assets acquired and liabilities assumed are set out in the following table:

		Individually
	Competence	immaterial
	Call Center	transactions	Total [1]
Assets
Current assets
Cash	$90	$1	$91
Accounts receivable [2]	64	2	66
Other	2	1	3
	156	4	160
Non-current assets
Property, plant and equipment
Owned assets	21	2	23
Right-of-use lease assets	40	2	42
Intangible assets subject to amortization [3]	754	48	802
Intangible assets with indefinite lives	—	9	9
Other	2	—	2
	817	61	878
Total identifiable assets acquired	973	65	1,038
Liabilities
Current liabilities
Accounts payable and accrued liabilities	42	4	46
Income and other taxes payable	65	—	65
Advance billings and customer deposits	—	5	5
Current maturities of long-term debt	11	5	16
	118	14	132
Non-current liabilities
Long-term debt	214	1	215
Deferred income taxes	218	10	228
	432	11	443
Total liabilities assumed	550	25	575
Net identifiable assets acquired	423	40	463
Goodwill	724	48	772
Net assets acquired	$1,147	$88	$1,235
Acquisition effected by way of:
Cash consideration	$1,147	$84	$1,231
Accounts payable and accrued liabilities	—	4	4
	$1,147	$88	$1,235
(1)

The purchase price allocation, primarily in respect of customer contracts, related customer relationships and leasehold interests and deferred income taxes, had not been finalized as of the date of issuance of these consolidated financial statements. As is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired businesses. Upon having sufficient time to review the books and records of the acquired businesses, we expect to finalize our purchase price allocations.

(2)

The fair value of accounts receivable is equal to the gross contractual amounts receivable and reflects the best estimates at the acquisition dates of the contractual cash flows expected to be collected.

(3)

Customer contracts and customer relationships (including those related to customer contracts) are generally expected to be amortized over periods of 10 years; software is expected to be amortized over periods of 3-5 years.

Pro forma disclosures

The following pro forma supplemental information represents certain results of operations as if the business acquisitions noted above had been completed at the beginning of the fiscal 2020 year.

	Three months		Six months
Periods ended June 30, 2020 (millions except per share amounts)	As reported [1]	Pro forma [2]	As reported [1]	Pro forma [2]
Operating revenues	$3,728	$3,730	$7,422	$7,475
Net income	$315	$315	$668	$668
Net income per Common Share *
Basic	$0.23	$0.23	$0.51	$0.51
Diluted	$0.23	$0.23	$0.51	$0.51
(1)

Operating revenues and net income for the three-month period ended June 30, 2020, include: $141 and $9, respectively, in respect of Competence Call Center. Operating revenues and net income (loss) for the six-month period ended June 30, 2020, include: $226 and $(11), respectively, in respect of Competence Call Center.

(2)

Pro forma amounts for the three-month and six-month periods ended June 30, 2020, reflect the acquired businesses. The results of the acquired businesses have been included in our Consolidated statements of income and other comprehensive income effective the dates of acquisition.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

The pro forma supplemental information is based on estimates and assumptions that are believed to be reasonable. The pro forma supplemental information is not necessarily indicative of our consolidated financial results in future periods or the actual results that would have been realized had the business acquisitions been completed at the beginning of the periods presented. The pro forma supplemental information includes incremental property, plant and equipment depreciation, intangible asset amortization, financing and other charges as a result of the acquisitions, net of the related tax effects.

(c)  Business acquisitions – prior period

In 2019, we acquired businesses that were complimentary to our existing lines of business. As at December 31, 2019, purchase price allocations had not been finalized. During the six-month period ended June 30, 2020, the preliminary acquisition-date values for software, goodwill and deferred income taxes were increased (decreased)  by $32 million, $(22 million) and $10 million, respectively; as required by IFRS-IASB, comparative amounts have been adjusted so as to reflect those increases (decreases) effective the acquisition date.

(d)  Business acquisitions - subsequent to reporting period

Mobile Klinik

On July 1, 2020, we acquired 100% of Mobile Klinik, a storefront wireless device repair and sales business complementary to our existing wireless lines of business. Consideration of $165 million consisted of: cash of $138 million; working capital adjustments; and contingent consideration of $31 million, payment of which is dependent upon achieving revenue, profitability, store expansion and wireless subscriber addition targets through 2023. The investment was made with a view to growing our wireless business.

As of July 31, 2020, our initial provision for the net identifiable assets is in the range of $65 million – $85 million; as is customary in a business acquisition transaction, until the time of acquisition of control, we did not have full access to the books and records of the acquired business. Upon having sufficient time to review the books and records of the acquired business, as well as obtaining new and additional information about the facts and circumstances as of the acquisition date, we will adjust the provisional amounts for identifiable assets acquired and liabilities assumed and thus finalize our purchase price allocation.